Revenues and Contract Costs (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Reconciliation of Impact of Adoption of Topic 606 on Financial Statement

The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of Topic 606, ASU 2018-02 and other ASUs was as follows:

		Adjustments due to
(dollars in millions)	At December 31, 2017	Topic 606	ASU 2018-02	Other ASUs	At January 1, 2018
Accounts receivable, net of allowance	$23,493	$53	$—	$—	$23,546
Prepaid expenses and other	3,307	2,014	—	—	5,321
Other assets	9,787	1,238	—	(59)	10,966
Investments in unconsolidated businesses	1,039	2	—	—	1,041
Other current liabilities	8,352	(541)	—	—	7,811
Deferred income taxes	31,232	1,008	—	(31)	32,209
Other liabilities	12,433	(94)	—	—	12,339
Retained earnings	35,635	2,890	(652)	(6)	37,867
Accumulated other comprehensive income	2,659	—	652	(22)	3,289
Noncontrolling interests	1,591	44	—	—	1,635
A reconciliation of the adjustments from the adoption of Topic 606 relative to Topic 605 on certain impacted financial statement line items in our consolidated statements of income and balance sheet were as follows:

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Operating Revenues
Service revenues and other	$108,605	$109,964	$(1,359)
Wireless equipment revenues	22,258	20,474	1,784
Total Operating Revenues	130,863	130,438	425

Cost of services (exclusive of items shown below)	32,185	32,240	(55)
Wireless cost of equipment	23,323	23,189	134
Selling, general and administrative expense	31,083	32,588	(1,505)

Equity in losses of unconsolidated businesses	(186)	(187)	1
Income Before Provision For Income Taxes	19,623	17,771	1,852
Provision for income taxes	(3,584)	(3,104)	(480)
Net Income	$16,039	$14,667	$1,372

Net income attributable to noncontrolling interests	$511	$481	$30
Net income attributable to Verizon	15,528	14,186	1,342
Net Income	$16,039	$14,667	$1,372

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Assets
Current assets
Accounts receivable, net of allowance	$25,102	$24,759	$343
Prepaid expenses and other	5,453	2,902	2,551

Investments in unconsolidated businesses	671	668	3
Other assets	11,717	9,631	2,086

Liabilities and Equity
Current liabilities
Accounts payable and accrued liabilities	22,501	21,727	774
Other current liabilities	8,239	8,805	(566)

Deferred income taxes	33,795	33,082	713
Other liabilities	13,922	14,166	(244)

Equity
Retained earnings	43,542	39,310	4,232
Noncontrolling interests	1,565	1,491	74

Schedule of Receivables from Contracts with Customers

The following table presents information about receivables from contracts with customers:

	At January 1,	At December 31,
(dollars in millions)	2018	2018
Receivables(1)	$12,073	$12,104
Device payment plan agreement receivables(2)	1,461	8,940

(1)
Balances do not include receivables related to the following contracts: leasing arrangements (such as towers and equipment), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent.

(2)
Included in device payment plan agreement receivables presented in Note 8. Balances do not include receivables related to contracts completed prior to January 1, 2018 and receivables derived from the sale of equipment on a device payment plan through an authorized agent.

Contract with Customer, Asset and Liability
The following table represents significant changes in the contract assets balance:

(dollars in millions)	Contract Assets
Balance at January 1, 2018	$38
Opening balance sheet adjustment related to Topic 606 adoption	1,132
Adjusted opening balance, January 1, 2018	1,170
Increase resulting from new contracts	1,583
Contract assets reclassified to a receivable or collected in cash	(1,575)
Other	(175)
Balance at December 31, 2018	$1,003

The following table represents significant changes in the contract liabilities balance:

(dollars in millions)	Contract Liabilities
Balance at January 1, 2018(1)	$5,086
Opening balance sheet adjustments related to Topic 606 adoption	(634)
Adjusted opening balance, January 1, 2018	4,452
Net increase in contract liabilities	4,446
Revenue recognized related to contract liabilities existing at January 1, 2018	(3,923)
Other	(32)
Balance at December 31, 2018	$4,943

(1)
Prior to the adoption of Topic 606, liabilities related to contracts with customers included advanced billings and deferred revenue, which was included within Other current liabilities and Other liabilities in our consolidated balance sheet at December 31, 2017.

The balance of contract assets and contract liabilities recorded in our consolidated balance sheet were as follows:

At December 31,
(dollars in millions)	2018
Assets
Prepaid expenses and other	$757
Other assets	246
Total	$1,003

Liabilities
Other current liabilities	$4,207
Other liabilities	736
Total	$4,943

Capitalized Contract Cost
Collectively, costs to obtain a contract and costs to fulfill a contract are referred to as Deferred contract costs, which were as follows:

		At December 31,
(dollars in millions)	Amortization Period	2018
Wireless	2 to 3 years	$2,989
Wireline	2 to 5 years	850
Corporate	2 to 3 years	56
Total		$3,895

Deferred contract costs are classified as current or non-current within Prepaid expenses and other and Other assets, respectively. The balances of Deferred contract costs included in our consolidated balance sheet were as follows:

At December 31,
(dollars in millions)	2018
Assets
Prepaid expenses and other	$2,083
Other assets	1,812
Total	$3,895